Other financial liabilities (Details Narrative) - CLP ($) $ in Thousands																									12 Months Ended
	May 29, 2023	May 12, 2023	Apr. 06, 2023	Aug. 26, 2022	Aug. 11, 2022	Jul. 27, 2022	Jul. 19, 2022	Jun. 30, 2022	Apr. 13, 2022	Mar. 30, 2022	Jan. 19, 2022	Oct. 13, 2021	Jul. 23, 2021	Apr. 21, 2021	Apr. 16, 2021	Jun. 10, 2020	May 18, 2020	Mar. 17, 2020	Feb. 18, 2020	Jun. 18, 2018	Jul. 28, 2017	Jul. 27, 2017	Jun. 26, 2017	Apr. 13, 2017	Dec. 31, 2024	Dec. 31, 2023	Nov. 15, 2024	Jan. 30, 2024	Sep. 15, 2023	Mar. 31, 2023	Dec. 17, 2021	Jul. 05, 2021	Dec. 09, 2019	May 31, 2019	Jul. 27, 2012	Mar. 23, 2009
IfrsStatementLineItems [Line Items]
Notional amount																		$ 3,000,000	$ 2,000,000
Borrowings, interest rate																												6.60%
Borrowings, maturity																		March 16, 2025	February 18, 2023
Principal due amount																													$ 42,757,520	$ 10,000,000
Proportion of participation interest in subsidiary																			50.00%
Series H Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																																				$ 2,000
Borrowings, interest rate																																				4.25%
Borrowings																									$ 156,952
Series J Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																				$ 3,000
Borrowings, interest rate																				2.90%
Borrowings, maturity																				August 10, 2043
Borrowings																				$ 115,250,070
Number of days calculated on equal semester																				180 days
Interest accured on each semester																				1.4396%
Series L Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																$ 3,000
Borrowings, interest rate																1.20%
Borrowings, maturity																June 1, 2027
Borrowings																$ 72,031,294
Number of days calculated on equal semester																180 days
Interest accured on each semester																0.5982%
Series M Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																$ 2,000
Borrowings, interest rate																1.60%
Borrowings, maturity																June 1, 2030
Borrowings																									76,833,380
Number of days calculated on equal semester																180 days
Interest accured on each semester																0.7968%
Series P Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount										$ 2,000
Borrowings, interest rate										3.35%
Borrowings, maturity										March 15, 2032
Borrowings																									76,833,380
Number of days calculated on equal semester										180 days
Interest accured on each semester										1.60%
Series R Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount				$ 4,000
Borrowings, interest rate				2.70%
Borrowings, maturity				September 15, 2042
Borrowings																									153,666,760
Number of days calculated on equal semester				180 days
Interest accured on each semester				1.341%
Series D Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																$ 1,500
Borrowings, interest rate																1.00%
Borrowings, maturity																June 1, 2025
Borrowings																									$ 57,625,035
Compania Pisquera Chile Sa [Member] | Bottom of range [member] | Holding Subsidiary Shareholding Amendment Agreement [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																					50.10%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																									6.80%
Compania Cervecerias Unidas Sa [Member] | Series International [Member]
IfrsStatementLineItems [Line Items]
Notional amount											$ 600,000,000														$ 597,876,000
Borrowings, interest rate						3.35%
Borrowings, maturity											January 19, 2032
Borrowings term						10 years
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																									30.0005%	25.0006%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																									85.1506%	84.6824%
D and D SpA [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																									40.8105%	40.8105%
BBOSa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																									$ 1,473,215
Banco Del Estado De Chile [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed assets mortgage or grant value																									10,000
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																																			$ 16,000,000
Borrowings, maturity			the loan was renewed with Banco del Estado de Chile for a term of 5 years, maturing on April 6, 2028.			loan was renewed for 5 years, with maturity on July 27, 2027.			loan was renewed for a 5-year term, maturing on April 13, 2027.													loan was renewed for 5 years, with maturity on July 27, 2022.
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate						8.664%																4.68%
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Bottom of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																			6.86%
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Top of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																			7.17%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 6,000,000			$ 6,750,000		$ 2,000,000							$ 2,000,000	$ 1,000,000
Borrowings, maturity		May 12, 2028			August 11, 2027		July 18, 2025							April 21, 2023	April 17, 2023
Banco Del Estado De Chile [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																								$ 40,000,000	30,000,000
Borrowings, maturity																								April 13, 2022
Annual fixed rate																											6.54%
Bancode Chile [Member] | Compania Cervecerias Unidas Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional amount												$ 90,000,000
Borrowings, maturity												April 6, 2023
Annual fixed rate																											6.78%
Bancode Chile [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																									57,537						$ 3,663	$ 2,110
Notional amount outstanding																									106,491
Bancode Chile [Member] | D and D SpA [member]
IfrsStatementLineItems [Line Items]
Notional amount																	$ 69,000
Bancode Chile [Member] | D and D SpA [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity																	April 24, 2024
Bancode Chile [Member] | D And D Spa One [Member]
IfrsStatementLineItems [Line Items]
Notional amount																									15,063
Scotiabank Chile [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Notional amount																																	$ 10,000,000
Notional amount outstanding																									1,666,667
Banco De Credito [Member] | D and D SpA [member]
IfrsStatementLineItems [Line Items]
Notional amount													$ 100,000
Banco De Credito [Member] | D and D SpA [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity													June 16, 2025
Banco Mercantile Cruz Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount								$ 17,150,000															$ 68,877,500
Banco Mercantile Cruz Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity								June 25, 2028															April 4, 2032
Banco Mercantile Cruz Sa [Member] | BBOSa [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 10,290,000																								9,543,058									$ 34,300,000
Banco Mercantile Cruz Sa [Member] | BBOSa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	May 10, 2029
Banco Mercantile Cruz Sa [Member] | B B O Sa One [Member]
IfrsStatementLineItems [Line Items]
Notional amount																									4,757,255
Banco Mercantile Cruz Sa [Member] | B B O Sa Two [Member]
IfrsStatementLineItems [Line Items]
Notional amount																									$ 1,909,723